Leases - Other (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases
Operating right-of-use assets	$ 2,100,000
Operating lease liabilities	$ 2,137,000	$ 2,224,000
Weighted-average remaining lease term (in years)	7 years 3 months 18 days
Weighted-average discount rate (as a percent)	4.00%
Operating lease cost	$ 348,000	288,000
Short-term operating lease expense	$ 108,000	$ 163,000
Minimum
Leases
Remaining lease terms (in years)	1 year
Maximum
Leases
Remaining lease terms (in years)	10 years